JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.6%
Aerospace & Defense — 1.4%
TransDigm Group, Inc.	987	1,408,587
Automobiles — 1.5%
Tesla, Inc. *	5,496	1,437,929
Beverages — 1.7%
Celsius Holdings, Inc. * (a)	7,437	233,224
Coca-Cola Co. (The)	18,077	1,299,054
Monster Beverage Corp. *	2,314	120,712
		1,652,990
Biotechnology — 1.8%
Regeneron Pharmaceuticals, Inc. *	1,643	1,726,712
Broadline Retail — 7.2%
Amazon.com, Inc. *	32,746	6,101,599
MercadoLibre, Inc. (Brazil) *	457	938,172
		7,039,771
Building Products — 1.1%
Trane Technologies plc	2,760	1,072,751
Capital Markets — 2.8%
Blackstone, Inc.	4,999	765,474
Goldman Sachs Group, Inc. (The)	1,806	894,179
KKR & Co., Inc.	8,533	1,114,252
		2,773,905
Communications Equipment — 1.0%
Arista Networks, Inc. *	2,629	1,008,946
Construction & Engineering — 0.8%
Quanta Services, Inc.	2,601	775,617
Electrical Equipment — 1.6%
Eaton Corp. plc	3,080	1,020,847
Vertiv Holdings Co., Class A	5,336	530,913
		1,551,760
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	10,598	690,541
Entertainment — 4.0%
Netflix, Inc. *	4,151	2,944,394
Spotify Technology SA *	2,668	983,261
		3,927,655
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	2,103	967,923
Block, Inc. *	1,514	101,653
Mastercard, Inc., Class A	5,605	2,767,605
PayPal Holdings, Inc. *	3,769	294,094
		4,131,275

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.0%
Uber Technologies, Inc. *	12,691	953,861
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	4,529	516,376
Edwards Lifesciences Corp. *	3,229	213,108
Intuitive Surgical, Inc. *	3,892	1,911,851
		2,641,335
Health Care Providers & Services — 0.7%
McKesson Corp.	1,444	713,979
Hotels, Restaurants & Leisure — 3.3%
Airbnb, Inc., Class A *	384	48,694
Booking Holdings, Inc.	121	508,163
Chipotle Mexican Grill, Inc. *	4,707	271,222
DoorDash, Inc., Class A *	6,098	870,405
McDonald's Corp.	2,985	908,897
Starbucks Corp.	6,017	586,617
		3,193,998
Household Durables — 1.7%
DR Horton, Inc.	8,839	1,686,241
Industrial Conglomerates — 0.9%
3M Co.	6,480	885,868
Interactive Media & Services — 10.3%
Alphabet, Inc., Class C	25,397	4,246,170
Meta Platforms, Inc., Class A	10,195	5,835,690
		10,081,860
IT Services — 1.1%
International Business Machines Corp.	3,098	684,959
MongoDB, Inc. *	477	128,928
Shopify, Inc., Class A (Canada) *	3,305	264,842
		1,078,729
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	294	181,756
Media — 0.4%
Trade Desk, Inc. (The), Class A *	3,481	381,693
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	4,102	204,769
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Energy, Inc.	796	143,243
ConocoPhillips	3,567	375,495
		518,738
Pharmaceuticals — 5.1%
Eli Lilly & Co.	5,671	5,023,767

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 13.5%
Advanced Micro Devices, Inc. *	861	141,321
ASML Holding NV (Registered), NYRS (Netherlands)	153	127,468
Broadcom, Inc.	13,305	2,295,040
Lam Research Corp.	932	761,007
NVIDIA Corp.	74,093	8,997,798
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	5,198	902,805
		13,225,439
Software — 16.7%
Adobe, Inc. *	178	91,867
Fair Isaac Corp. *	337	654,795
HubSpot, Inc. *	800	425,338
Intuit, Inc.	1,363	846,668
Microsoft Corp.	22,211	9,557,347
Oracle Corp.	12,186	2,076,474
Palo Alto Networks, Inc. *	1,466	501,170
Salesforce, Inc.	488	133,498
ServiceNow, Inc. *	1,701	1,521,300
Synopsys, Inc. *	1,114	564,087
		16,372,544
Specialty Retail — 0.7%
AutoZone, Inc. *	226	712,738
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	21,779	5,074,422
Trading Companies & Distributors — 0.6%
WW Grainger, Inc.	600	623,144
Total Common Stocks (Cost $51,227,424)		92,753,320
Short-Term Investments — 5.4%
Investment Companies — 5.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $5,250,433)	5,248,717	5,251,866
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $25)	25	25
Total Short-Term Investments (Cost $5,250,458)		5,251,891
Total Investments — 100.0% (Cost $56,477,882)		98,005,211
Liabilities in Excess of Other Assets — (0.0)% ^		(4,730)
NET ASSETS — 100.0%		98,000,481

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $24.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$98,005,211	$—	$—	$98,005,211

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$3,765,452	$8,494,031	$7,009,164	$156	$1,391	$5,251,866	5,248,717	$53,538	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	94,979	5,026	99,988	5	3	25	25	332	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	11,095	4,514	15,609	—	—	—	—	42	—
Total	$3,871,526	$8,503,571	$7,124,761	$161	$1,394	$5,251,891		$53,912	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.